Unaudited Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues	$ 36,668	$ 14,938	$ 151,976	$ 107,518	$ 76,434
Cost of revenues	(36,655)	(16,175)	(194,719)	(90,378)	(76,665)
Gross (loss)/profit	13	(1,237)	(42,743)	17,140	(231)
Operating expenses:
General and administrative expenses	(26,101)	(4,574)	(101,632)	(18,849)	(15,166)
Research and development expenses	(11,309)	(3,786)	(34,385)	(16,637)	(25,995)
Selling and marketing expenses	(5,998)	(3,156)	(21,431)	(13,761)	(15,712)
Total operating expenses	(43,408)	(11,516)	(157,448)	(49,247)	(56,873)
Subsidy income	137	1,918	6,127	3,000	3,243
Loss from operations	(43,258)	(10,835)	(194,064)	(29,107)	(53,861)
Other income and expenses:
Interest income	314	96	446	571	884
Interest expense	(796)	(1,846)	(5,411)	(5,738)	(6,352)
Loss on changes in fair value of convertible notes		(3,600)	(9,861)
Gain on change in fair value of warrant liability	(435)		2,469
Other (expense)/income, net	399	(5)	(62)	650	(145)
Loss before provision for income taxes	(43,776)	(16,190)	(206,483)	(33,624)	(59,474)
Income tax expense		(109)		(1)	(189)
Net loss	(43,776)	(16,299)	(206,483)	(33,625)	(59,663)
Less: Net loss attributable to noncontrolling interest					(2,123)
Net loss attributable to Microvast Holdings, Inc.			(206,483)	(33,625)	(57,540)
Less: Accretion of Series C1 Preferred		1,003	2,257	3,897	4,102
Less: Accretion of Series C2 Preferred		2,281	5,132	8,866	7,948
Less: Accretion of Series D1 Preferred		4,759	10,708	18,648	30,839
Less: Accretion for noncontrolling interests		3,971	9,523	15,927	15,050
Net loss attributable to Common Stock shareholders of Microvast Holdings, Inc.	$ (43,776)	$ (28,313)	$ (234,103)	$ (80,963)	$ (115,479)
Net loss per share attributable to Common Stock shareholders of Microvast Holdings, Inc.
Basic and diluted (in Dollars per share)	$ (0.15)	$ (0.29)	$ (1.26)	$ (0.82)	$ (1.17)
Weighted average shares used in calculating net loss per share of common stock:
Basic and diluted (in Shares)	298,843,016	99,028,297	185,896,482	99,028,297	99,028,297